Senior Unsecured Notes and Secured Debt (Tables)	12 Months Ended
Dec. 31, 2012
Senior Unsecured Notes And Secured Debt (Tables) [Abstract]
Principal payments due on debt obligations

	Senior	Secured
	Unsecured Notes(1,2)	Debt (1,3)	Totals
2013	$300,000	$110,034	$410,034
2014	0	204,783	204,783
2015(4)	501,054	224,486	725,540
2016	700,000	328,730	1,028,730
2017	450,000	320,943	770,943
Thereafter	4,194,403	1,122,610	5,317,013
Totals	$6,145,457	$2,311,586	$8,457,043

(1) Amounts represent principal amounts due and do not include unamortized premiums/discounts or other fair value adjustments as reflected on the consolidated balance sheet.
(2) Annual interest rates range from 2.25% to 6.5%, excluding the Canadian denominated unsecured term loan.
(3) Annual interest rates range from 1.0% to 10.0%. Carrying value of the properties securing the debt totaled $3,953,516,000 at December 31, 2012.
(4) On July 30, 2012, we completed funding on a $250,000,000 Canadian denominated unsecured term loan (approximately $251,054,000 USD at exchange rates on December 31, 2012). The loan matures on July 27, 2015 (with an option to extend for an additional year at our discretion) and bears interest at the Canadian Dealer Offered Rate plus 145 basis points (2.67% at December 31, 2012).

Summary of senior unsecured note issuances

	Year Ended
	December 31, 2012		December 31, 2011		December 31, 2010
		Weighted Avg.		Weighted Avg.		Weighted Avg.
	Amount	Interest Rate	Amount	Interest Rate	Amount	Interest Rate

Beginning balance	$4,464,927	5.133%	$3,064,930	5.129%	$1,661,853	5.557%
Debt issued	1,800,000	3.691%	1,400,000	5.143%	1,844,403	4.653%
Debt extinguished	(76,853)	8.000%	(3)	4.750%	(441,326)	4.750%
Debt redeemed	(293,671)	4.750%	-	0.000%	-	0.000%
Ending balance	$5,894,403	4.675%	$4,464,927	5.133%	$3,064,930	5.129%

Secured debt principal activity

	Year Ended
	December 31, 2012		December 31, 2011		December 31, 2010
		Weighted Avg.		Weighted Avg.		Weighted Avg.
	Amount	Interest Rate	Amount	Interest Rate	Amount	Interest Rate
Beginning balance	$2,108,384	5.285%	$1,133,715	5.972%	$623,045	5.842%
Debt issued	157,418	4.212%	116,903	5.697%	157,156	5.454%
Debt assumed	444,744	5.681%	940,854	4.444%	564,656	6.089%
Debt extinguished	(360,403)	4.672%	(55,317)	5.949%	(194,493)	6.073%
Foreign currency	187	5.637%	-	0.000%	-	0.000%
Principal payments	(38,744)	5.456%	(27,771)	5.845%	(16,649)	5.792%
Ending balance	$2,311,586	5.140%	$2,108,384	5.285%	$1,133,715	5.972%